Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the period	$ (4,342,806)	$ (3,374,520)
Adjustments to reconcile loss for the period to net cash flows
Deferred tax benefit / (expense)	252,900	(451,281)
Amortization intangible assets	477,038	336,346
Depreciation fixed assets	100,723	58,716
Depreciation of right-of-use assets	45,772	46,167
Employee share-based payment	(314,287)	866,142
Financial income / (expenses)	(522,998)	(586,583)
Changes in working capital
Prepayments	579,738	326,284
Accounts receivable	(1,426,838)	(48,263)
Other receivables	350,915	40,157
Inventories	1,877,299	(196,430)
Accounts Payable	963,631	(2,769,360)
Other liabilities	(57,719)	104,766
Net cash used in operating activities	(2,016,632)	(5,647,859)
Cash flows from investing activities
Acquisition of fixed assets	(115,866)	(96,921)
Capitalized development expenditures	(224,835)
Purchase of Intangible assets	(17,898)
Short-term investments subscriptions		(144,514)
Short-term investments withdrawals		287,872
Net cash (used in) / generated from investing activities	(358,599)	46,437
Cash flows from financing activities
Proceeds from issuance of convertible notes		5,590,000
Proceeds from financial debts	411,685	122,421
Payment of loans	(1,070,385)	(268,418)
Payments of interest	(364,166)	(201,920)
Payments of lease liabilities	(74,056)	(49,537)
Deferred payment for acquisition of ValoraSoy		(500,000)
Proceed from issuance of shares	24,603
Net cash (used in) / generated from financing activities	(1,072,319)	4,692,546
Net decrease in cash and cash equivalents	(3,447,549)	(908,876)
Cash and cash equivalents at beginning of the year	5,389,928	2,527,673
Effect of exchange rate changes and inflation on cash and equivalents	(12,468)	82,686
Cash and cash equivalents at end of the period	1,929,911	1,701,483
Non-cash financing activities
Increase in Right-of-use asset recognition through and increase in Lease liabilities		(521,107)
Increase in issuance of convertibles notes through Accounts Payables (see notes 13 and 17)	6,600,000
Increase in financial debt through other liabilities (see notes 14 and 17)	823,748
Decrease in other receivables through cancellation of commitment to issue shares - ValoraSoy Business Combination	$ 217,917